CAPITAL STOCK (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock			1,250,000
Shares of common stock			811,000
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Accrued interest		$ 476,000	$ 525,000
Stock based consulting and management fees			15,000	132,093
Incremental fair value			14,000
Number of outstanding shares of common stock			100
Common stock authorized first			150,000,000
Common stock authorized	500,000,000		500,000,000	500,000,000
Share issued			100,000
Intrinsic value of the vested options			0	0
Expensed portion of value of the granted and vested options			15,000	0
Fair value of share purchase warrants			14,000
Private Placement [Member]
Received subscription proceeds1			1,836,000
Received subscription proceeds			265,000
Preferred stock			265,000
Shares of common stock			1,886,792
Preferred stock value			$ 2.50
Fair value			5,250
Number of outstanding shares of common stock			5,250
Share issued			94,340
Excercise price			$ 1.06
Contractual term			5 years
Risk free interest rate			1.66%
Dividend yield			0.00%
Annual volatility			150.30%
Fair value of share purchase warrants			111,000
Excercise price of warrant			$ 1.17
Exercise price of placement shares			$ 1.325
Series B Preferred Stock [Member]
Preferred stock			1,500,000
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock value	$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Shares of common stock			100,000
Fair value			954,000
SharePurchaseWarrants[Member]
Fair value			105,000
Share issued			100,000
Excercise price			$ 1.15
Contractual term			5 years
Risk free interest rate			1.63%
Dividend yield			0.00%
Annual volatility			150.30%
Fair value of share purchase warrants			$ 303,000
Minimum [Member]
Excercise price			$ 1.06
Maximum [Member]
Excercise price			$ 4.00
March 2014 [Member] | SharePurchaseWarrants[Member]
Share issued			100,000
Excercise price			$ 4.00
Contractual term			4 years
Risk free interest rate			1.40%
Dividend yield			0.00%
Annual volatility			156.60%